                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               -------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Cascade Investment, L.L.C.
                 --------------------------
   Address:      2365 Carillon Point
                 --------------------------
                 Kirkland, WA 98033
                 --------------------------

Form 13F File Number: 28-05149
                         -----


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Michael Larson
         --------------
Title:   Manager
         --------------
Phone:   (425) 889-7900
         --------------

Signature, Place, and Date of Signing

   /s/ Michael Larson                 Kirkland, Washington     August 13, 2003
   -------------------------------    --------------------     ---------------
           [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                  Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        1
                                        -----------

Form 13F Information Table Entry Total:  18
                                        -----------

Form 13F Information Table Value Total:  $2,491,164
                                        -----------
                                        (thousands)


PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28-05147                   Michael Larson
------      -----------------       ---------------------------------

                      FORM 13F INFORMATION TABLE
                         As of June 30, 2003



------------------------- ---------------- --------- -------- --------- ----- ------------ ---------- ------ -----------  ------
                                                              AMOUNT AND TYPE
                                                                OF SECURITY
                                                              ----------------                            VOTING AUTHORITY
                                                      VALUE   SHRS/PRN   SH/   INVESTMENT    OTHER     --------------------------
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x1000)   AMOUNT    PRN   DISCRETION   MANAGERS    SOLE     SHARED     NONE
------------------------- ---------------- --------- -------- ---------- ----- ------------ ---------- ------   ---------  ------

ALASKA AIR GROUP          Common Stock     011659109  $16,997    792,400  SH      OTHER          1                 792,400
AVISTA CORP               Common Stock     05379B107  $42,198  2,982,200  SH      OTHER          1               2,982,200
BOCA RESORTS, INC.        Common Stock     09688T106  $26,620  2,047,704  SH      OTHER          1               2,047,704
CANADIAN NATIONAL
  RAILWAY CO.             Common Stock     136375102 $506,006 10,485,000  SH      OTHER          1              10,485,000
COX COMMUNICATIONS INC.   Common Stock     224044107 $780,401 24,463,986  SH      OTHER          1              24,463,986
EXTENDED STAY
  AMERICA, INC.           Common Stock     30224P101  $76,785  5,692,000  SH      OTHER          1               5,692,000
FISHER COMMUNICATIONS,
  INC.                    Common Stock     337756209  $22,343    455,700  SH      OTHER          1                 455,700
FOUR SEASONS HOTEL INC.   Common Stock     35100E104  $19,099    441,500  SH      OTHER          1                 441,500
ICOS CORP                 Common Stock     449295104 $201,655  5,359,501  SH      OTHER          1               5,359,501
NEXTEL PARTNERS INC.      Common Stock     65333F107  $93,065 12,766,106  SH      OTHER          1              12,766,106
OTTER TAIL CORP.          Common Stock     689648103  $40,541  1,503,200  SH      OTHER          1               1,503,200
PAIN THERAPEUTICS INC.    Common Stock     69562K100  $11,943  1,851,700  SH      OTHER          1               1,851,700
PAN AMERICAN SILVER CORP  Common Stock     697900108  $35,990  5,105,000  SH      OTHER          1               5,105,000
PNM RESOURCES INC.        Common Stock     69349H107  $98,817  3,694,100  SH      OTHER          1               3,694,100
REPUBLIC SERVICES INC.    Common Stock     760759100 $409,835 18,078,300  SH      OTHER          1              18,078,300
SCHNITZER STEEL INDS INC. Common Stock     806882106  $21,789    495,200  SH      OTHER          1                 602,200
SEATTLE GENETICS INC.     Common Stock     812578102  $17,852  3,521,088  SH      OTHER          1               3,521,088
SIX FLAGS, INC.           Common Stock     83001P109  $69,228 10,210,600  SH      OTHER          1              10,210,500
